17. CONCESSION CONTRACT ASSETS (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Balance at December 31, 2017	R$ 1,729
Effects of IFRS 15 first-time adoption		1,714
Additions	1,167	893
Inflation adjustment	34	88
Adjustment to expected contract cash flow from the concession	15	13
Amounts received	(154)	(161)
Disposals	(6)
Transfers to financial assets	(92)	(27)
Transfers to intangible assets	(685)	(750)
Transfers from PP&E		1
Impairment	(3)
Ending balance	2,005	1,729
Energy Transmission Segment [Member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Balance at December 31, 2017	1,129
Effects of IFRS 15 first-time adoption		1,092
Additions	221	96
Inflation adjustment	34	88
Adjustment to expected contract cash flow from the concession	15	13
Amounts received	(154)	(161)
Disposals	(4)
Transfers to financial assets	(44)
Transfers from PP&E		1
Ending balance	1,197	1,129
Energy Distribution Segment [Member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Balance at December 31, 2017	518
Effects of IFRS 15 first-time adoption		532
Additions	903	727
Transfers to financial assets	(48)	(27)
Transfers to intangible assets	(630)	(672)
Impairment	(3)	(42)
Ending balance	740	518
Gas Segment [Member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Balance at December 31, 2017	82
Effects of IFRS 15 first-time adoption		90
Additions	43	70
Disposals	(2)
Transfers to intangible assets	(55)	(78)
Ending balance	R$ 68	R$ 82